Related Party Transactions - Schedule of significant related party transactions, other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions
Other payables	$ 64	$ 46
CyberLink
Related Party Transactions
Other payables	36	22
CyberLink-Japan
Related Party Transactions
Other payables	$ 28	$ 24